Earnout Liability - Schedule of Fair Value Measurement is Estimated Utilizing Level 3 Inputs (Details) - Fair Value, Inputs, Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Fair Value Measurement is Estimated Utilizing Level 3 Inputs [Line Items]
Fair value at the beginning of the year	$ 2,413
Initial recognition of earnout liability		2,036
Reclassification of Revenues Earnout to other current liabilities	(1,962)
Change in fair value of earnout liability	(169)	377
Fair value at the end of the year	$ 282	$ 2,413